Share-Based Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SHARE BASED COMPENSATION
Equity-settled plans	$ 46	$ 48
Cash-settled plans	181	334
Total share-based compensation expense	$ 227	$ 382